Pensions and Other Postretirement Benefits (Details Textuals) (USD $)	12 Months Ended
	Apr. 30, 2011 PositionsEliminated Facilities RetailMarketSegment UnionContract Votes Plants	Apr. 30, 2010
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Reduction in position due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Increased benefit obligation of the pension plans	$ 10,500,000
Increased benefit obligation of the other postretirement plans	4,200,000
Expected amount to be recognized during 2012 of amortization of net actuarial losses in net periodic benefit cost	8,973,000
Expected amount to be recognized during 2012 of amortization of prior service cost in net periodic benefit cost	746,000
Additional expense expected to recognize relating to restructure	1,800,000
Assumed percentage rate to decrease for participants under age 65 in 2019 under U.S. plans	5.00%
Assumed percentage rate to decrease for participants under age 65 in 2017 under Canadian plans	4.50%
Fixed income invested	80.00%
Corporation bond range	10 to 13 years
Liquidity notice period	65 days
Approximate percentage of assets to be invested in equity securities according to company's current investment policy	42.00%
Approximate percentage of assets to be invested in fixed income securities according to company's current investment policy	39.00%
Approximate percentage of assets to be invested in cash and other investments according to company's current investment policy	19.00%
Company's common shares included in equity securities	317,552	317,552
Market value of company's common shares included in equity securities	23,839,000
Dividends paid on company's common shares included in equity securities	521,000
Expected benefit payments for the defined benefit pension and other postretirement in 2012	36,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2013	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2014	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2015	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2016	34,000,000
Expected benefit payments for the defined benefit pension and other postretirement, thereafter	185,000,000
Annual change in the assumed health care cost	One-percentage point annual change in the assumed health care cost
U.S. plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates	8.50%
Canadian plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates	7.00%
Defined Benefit Pension Plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Expected benefit contributions for the defined benefit pension and other postretirement in 2012	$ 20,000,000